Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Schedule of Cash and Cash Equivalents [Abstract]
Cash on hand	$ 6	$ 48
Bank deposits	6,595	6,904
Total cash and cash equivalent	$ 6,601	$ 6,952